Other disclosures - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Disclosures [Line Items]
Capital commitments	$ 3,649.0	$ 4,053.0
Contractual capital commitments	1,300.0	900.0
Contingent liabilities indemnities and other performance guarantees	155.0	204.0
Contractual payments	10.5
Joint ventures
Other Disclosures [Line Items]
Capital commitments	$ 85.0	$ 93.0